CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net loss	$ (719,380)	$ (277,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,217	3,842
Share-based compensation	4,614	7,719
Loss on disposal of property and equipment	139	30
Amortization of debt discount		3,394
Change in fair value of contingent forward contracts	118,382	15,053
Change in fair value of warrants	1,205	406
Changes in operating assets and liabilities:
Accounts receivable	148	984
Inventory	(359)	(188)
Prepaid expenses	7,770	(27,590)
Other current assets	7,360	(5,010)
Other noncurrent assets and security deposit	2,866	6,143
Accounts payable	(69,861)	5,843
Accrued compensation	13,249	2,774
Other current liabilities and accrued liabilities	53,454	28,658
Net cash used in operating activities	(570,196)	(235,299)
Cash flows from investing activities:
Purchases of property, equipment, and software	(459,582)	(104,290)
Net cash used in investing activities	(459,582)	(104,290)
Cash flows from financing activities:
Proceeds from the issuance of the Convertible Notes		70,949
Payment for Capital leases	(364)
Repurchase of Series C convertible preferred shares	(12,101)	(50,000)
Proceeds from exercise of share options	3,285	483
Net cash provided by financing activities	1,290,545	621,432
Net increase in cash, cash equivalents, and restricted cash	260,767	281,843
Beginning cash, cash equivalents, and restricted cash	379,651	97,808
Ending cash, cash equivalents, and restricted cash	640,418	379,651
Reconciliation of cash, cash equivalents, and restricted cash
Cash	614,412	351,684
Restricted cash	26,006	27,967
Total cash, cash equivalents, and restricted cash, end of period	640,418	379,651
Supplemental disclosure of cash flow information:
Cash paid for interest	51	30
Supplemental disclosure of non-cash investing and financing activity:
Property and equipment included in accounts payable and accrued expense	117,946	32,863
Property and equipment acquired through capital leases	3,289	451
Issuance of contingent forward contracts	793
Extinguishment of Series B convertible preferred shares included in additional paid-in capital	1,000
Extinguishment of Series B convertible preferred shares included in accrued liabilities	3,000
Convertible Notes converted into Series D convertible preferred shares		300,000
Unamortized Convertible Notes debt issuance cost and debt discount converted into Series D convertible preferred shares		(36,797)
Accrued interest of Convertible Notes converted to Series D convertible preferred shares		8,747
Deferred financing cost reclassed to convertible preferred shares		10,253
Series D contingent forward contract liability
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified	39,563
Series E contingent forward contract liability
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified	110,456
Series D convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	400,000	$ 600,000
Series E convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	$ 899,725